Summary of Significant Accounting Policies - Additional Information (Details) ¥ in Thousands	12 Months Ended
	Jun. 30, 2022 CNY (¥) segment	Jun. 30, 2021 CNY (¥)	Jun. 30, 2020 CNY (¥)	Jul. 01, 2022 CNY (¥)
Summary of Significant Accounting Policies
Maximum amount of underpayment tax	¥ 100,000
Number of reportable operating segments | segment	1
Contingent liabilities	¥ 0	¥ 1,300
Interest or penalties	0	0	¥ 0
Unrecognized tax positions	¥ 0	¥ 0
Right-of-use assets				¥ 117,367
Operating lease liabilities				¥ 117,367